SCHEDULE OF NON CANCELABLE OPERATING LEASES AND OTHER OBLIGATIONS (Details)	Dec. 31, 2022 USD ($)
Leases
2023	$ 2,974,377
2024	170,731
2025	140,295
2026	134,476
2027	42,430
Total Minimum Lease Payments	3,462,309
Less: Imputed Interest	(371,670)
Present Value of Lease Payments	3,090,639
Less: Current Portion	(2,974,377)
Long Term Portion	$ 116,262